TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE	TRADE ACCOUNTS RECEIVABLE As of December 31, 2019 and 2018, there was no provision for doubtful accounts.